Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Borrowings.
Summary of breakdown for non-current and current borrowings

(Euro thousands)	Guaranteed	Secured	Unsecured	Total borrowings
At December 31, 2024	5,694	26,114	151,954	183,762
Repayments	(1,778)	(63,107)	(30,136)	(95,021)
Proceeds	28,872	42,334	116,595	187,801
Net foreign exchange difference	(3,313)	(749)	(3,653)	(7,715)
At June 30, 2025	29,475	4,592	234,760	268,827
Repayable:
- Within one year	28,364	4,592	225,605	258,561
- In the second year	764	—	—	764
- In the third year	139	—	9,155	9,294
- Over three years	208	—	—	208
	29,475	4,592	234,760	268,827
Portion classified as current liabilities	(28,364)	(4,592)	(225,605)	(258,561)
Non-current portion	1,111	—	9,155	10,266